Stock-Based Compensation - Summarizes the Company's restricted stock and restricted stock unit activity (Detail) - $ / shares			9 Months Ended		12 Months Ended
		Sep. 30, 2020	Sep. 30, 2021		Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ending		1,045,002	0
Restricted Stock And Restricted Stock Unit Activity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning			2,819,146	[1]	6,683,555
Granted			15,642,168		47,158
Vested			(165,434)		(503,898)	[2]
2021 Tender Offer	[3]		(594,097)
Forfeited/canceled			(3,107,454)		(3,407,669)
Ending			14,594,329	[4]	2,819,146	[1]
Weighted-average distribution, Beginning			$ 16.85	[1]	$ 18.55
Weighted-average distribution, Granted			4.91		3.72
Weighted-average distribution, Vested			10.41		23.48	[2]
Weighted-average distribution, 2021 Tender Offer	[3]		11.40
Weighted-average distribution, Forfeited/canceled			4.26		19.03
Weighted-average distribution, Ending			$ 7.00	[4]	$ 16.85	[1]

[1]	The unvested balance includes (a) 158,048 restricted stock and restricted stock units that will vest over their remaining service period, and (b) 2,661,098 restricted stock units granted, which will vest annually over a three to seven year employment service period or upon the satisfaction of specified performance-based vesting conditions, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant.
[2]	Includes 160,200 restricted stock units which vested in the year ended December 31, 2020, however the underlying common shares have not been issued to the individual. As of December 31, 2020, a total of 670,244 shares representing $14.5 million was included as a component of additional paid-in capital on the accompanying balance sheet relating to previously vested restricted stock units that have not been settled.
[3]	As noted in the 2021 Tender Offer section below, during the nine months ended September 30, 2021 and in connection with the 2021 Tender Offer, the Company modified the liquidity event condition with respect to 594,097 RSUs held by 1,774 grantees, such that those RSUs became fully vested immediately prior to the closing of the 2021 Tender Offer. Refer therein for more details.
[4]	The unvested balance includes (a) 10,829,330 RSUs granted, which will vest annually over a three to seven year employment service period, only if and when an initial public offering or Acquisition (as defined in the 2015 Plan) occurs within seven to ten years of the date of grant, (b) 2,265,000 RSUs as described above, and (c) 1,500,000 RSUs as described above.